Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Jan. 05, 2024 USD ($) shares $ / shares Rate
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Equity Awards

We grant equity awards, including stock options and RSUs, to our employees and directors on an annual basis. We may also grant equity awards to individuals upon hire or promotion or for retention purposes. During the last fiscal year, neither our board of directors nor the compensation committee took material nonpublic information into account when determining the timing or terms of equity awards, nor did the Company time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

While we do not have a specific policy or obligation that requires us to grant equity awards on specified dates, annual equity award grants to our employees have traditionally been approved and granted in early January of each year. For new hire and promotion grants, such grants are typically approved by our compensation committee, or by our Chief Executive Officer pursuant to the authority delegated to him by our compensation committee in accordance with our 2021 Plan, and granted on the first business day of the month following the date of the new hire or promotion.

Award Timing Method

While we do not have a specific policy or obligation that requires us to grant equity awards on specified dates, annual equity award grants to our employees have traditionally been approved and granted in early January of each year. For new hire and promotion grants, such grants are typically approved by our compensation committee, or by our Chief Executive Officer pursuant to the authority delegated to him by our compensation committee in accordance with our 2021 Plan, and granted on the first business day of the month following the date of the new hire or promotion.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	During the last fiscal year, neither our board of directors nor the compensation committee took material nonpublic information into account when determining the timing or terms of equity awards, nor did the Company time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
James R Porter [Member]
Awards Close in Time to MNPI Disclosures
Name		James R. Porter, Ph.D.
Underlying Securities | shares		161,100
Exercise Price | $ / shares		$ 72.35
Fair Value as of Grant Date | $		$ 8,039,672
Underlying Security Market Price Change | Rate		1.85%
Christopher Turner [Member]
Awards Close in Time to MNPI Disclosures
Name		Christopher Turner, M.D.
Underlying Securities | shares		47,500
Exercise Price | $ / shares		$ 72.35
Fair Value as of Grant Date | $		$ 2,370,481
Underlying Security Market Price Change | Rate		1.85%
Alexandra Balcom [Member]
Awards Close in Time to MNPI Disclosures
Name		Alexandra Balcom, MBA, CPA
Underlying Securities | shares		47,500
Exercise Price | $ / shares		$ 72.35
Fair Value as of Grant Date | $		$ 2,370,481
Underlying Security Market Price Change | Rate		1.85%
Deborah Miller [Member]
Awards Close in Time to MNPI Disclosures
Name		Deborah Miller, Ph.D., J.D.
Underlying Securities | shares		47,500
Exercise Price | $ / shares		$ 72.35
Fair Value as of Grant Date | $		$ 2,370,481
Underlying Security Market Price Change | Rate		1.85%
Darlene Noci [Member]
Awards Close in Time to MNPI Disclosures
Name		Darlene Noci, ALM
Underlying Securities | shares		47,500
Exercise Price | $ / shares		$ 72.35
Fair Value as of Grant Date | $		$ 2,370,481
Underlying Security Market Price Change | Rate		1.85%